Share Capital - Stock Option Activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Stock options outstanding - beginning of year (in shares) | shares	48,656	47,646
Stock options granted (in shares) | shares	12,547	12,032
Stock options exercised for common shares (in shares) | shares	(18,147)	(3,979)
Stock options surrendered for cash settlement (in shares) | shares	(1,324)	(757)
Stock options forfeited (in shares) | shares	(3,405)	(6,286)
Stock options outstanding - end of year (in shares) | shares	38,327	48,656
Stock options exercisable (in shares) | shares	7,841	17,970
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	$ 37.53	$ 38.04
Weighted average exercise price, options granted (in CAD per share) | $ / shares	34.39	32.89
Weighted average exercise price, options exercised (in CAD per share) | $ / shares	38.97	27.24
Weighted average exercise price, options surrendered for cash settlement (in CAD per share) | $ / shares	40.54	29.34
Weighted average exercise price, options forfeited (in CAD per share) | $ / shares	35.73	39.65
Weighted average exercise price, options outstanding - beginning of year (in CAD per share) | $ / shares	35.88	37.53
Weighted average exercise price, options exercisable (in CAD per share) | $ / shares	$ 39.19	$ 39.59